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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                   	  Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Small Cap Value
          Schedule of Investments  2/28/09 (unaudited)

Shares                                                           Value

          Common Stocks - 95.7 %
          Energy - 3.3 %
          Oil & Gas Equipment & Services - 0.5 %
123,200   Basic Energy Services, Inc. * (b)                   $ 777,392
178,800   Complete Production Services * (b)                    545,340
                                                              $1,322,732
          Oil & Gas Exploration & Production - 2.8 %
360,400   Callon Petroleum Co. * (b)                          $ 432,480
41,100    Clayton Williams Energy, Inc. * (b)                  1,029,966
38,500    Comstock Resources, Inc. *                           1,171,555
176,000   Mariner Energy, Inc. *                               1,628,000
158,700   McMoRan Exploration Co. * (b)                         728,433
211,800   Rosetta Resources, Inc. *                            1,078,062
111,124   Stone Energy Corp. * (b)                              440,051
245,900   VAALCO Energy, Inc. * (b)                            1,401,630
                                                              $7,910,177
          Total Energy                                        $9,232,909
          Materials - 3.1 %
          Commodity Chemicals - 0.2 %
214,400   Spartech Corp.                                      $ 531,712
          Diversified Metals & Mining - 0.6 %
32,800    Compass Minerals International, Inc.                $1,712,816
          Fertilizers & Agricultural Chemicals - 0.6 %
59,100    Terra Industries Inc. (b)                           $1,524,189
          Paper Products - 0.2 %
290,700   Buckeye Technologies, Inc. *                        $ 656,982
          Steel - 1.5 %
137,500   A.M. Castle & Co.                                   $1,002,375
63,300    Olympic Steel, Inc.                                   783,654
46,800    Reliance Steel & Aluminum (b)                        1,113,372
160,800   Worthington Industries, Inc. (b)                     1,318,560
                                                              $4,217,961
          Total Materials                                     $8,643,660
          Capital Goods - 10.0 %
          Aerospace & Defense - 0.4 %
56,100    Ceradyne, Inc. *                                    $ 962,676
          Building Products - 1.8 %
88,500    AAON, Inc. *                                        $1,373,520
166,800   Apogee Enterprise, Inc.                              1,579,596
146,700   Gibraltar Industries, Inc. *                          962,352
182,800   Insteel Industries, Inc. (b)                         1,151,640
                                                              $5,067,108
          Construction & Engineering - 0.5 %
98,014    EMCOR Group, Inc. *                                 $1,510,396
          Construction & Farm Machinery & Heavy Trucks - 0.3 %
53,700    AGCO Corp. *                                        $ 920,418
          Electrical Component & Equipment - 1.4 %
53,300    Acuity Brands, Inc. (b)                             $1,221,636
73,000    Brady Corp. *                                        1,250,490
52,300    Hubbell, Inc. (Class B) (b)                          1,376,536
                                                              $3,848,662
          Industrial Machinery - 3.7 %
160,900   Altra Holdings, Inc. *                              $ 865,642
133,500   Chart Industries, Inc. *                              857,070
47,400    Circor International, Inc.                           1,053,702
110,900   Columbus McKinnon / NY *                              972,593
92,600    Crane Co.                                            1,396,408
71,000    Enpro Industries, Inc. * (b)                         1,167,950
79,800    Graham Corp. * (b)                                    654,360
39,700    Lincoln Electric Holdings (b)                        1,219,981
245,600   NN, Inc.                                              233,320
83,300    Robbins & Myers, Inc. (b)                            1,343,629
105,600   Tecumseh Products Co. *                               559,680
                                                              $10,324,335
          Trading Companies & Distributors - 1.9 %
136,000   Aircastle, Ltd.                                     $ 446,080
106,300   Applied Industrial Technologies, Inc. (b)            1,713,556
140,400   H&E Equipment Services * (b)                          721,656
79,300    Rush Enterprises, Inc. *                              647,881
63,200    Tal International Group, Inc. (b)                     471,472
85,300    Wesco International, Inc. *                          1,415,980
                                                              $5,416,625
          Total Capital Goods                                 $28,050,220
          Commercial Services & Supplies - 5.5 %
          Commercial Printing - 0.2 %
34,000    Consolidated Graphics, Inc. *                       $ 458,660
          Diversified Support Services - 1.3 %
72,300    Copart, Inc. * (b)                                  $1,953,546
165,800   EnerNoc, Inc. * (b)                                  1,837,064
                                                              $3,790,610
          Environmental & Facilities Services - 0.7 %
130,400   Rollins, Inc. (b)                                   $2,060,320
          Office Services & Supplies - 1.8 %
257,200   American Reprographics Co. *                        $1,003,080
65,700    Hni Corp. (b)                                         644,517
230,000   Interface, Inc.                                       512,900
200,200   Knoll, Inc.                                          1,321,320
91,800    Sykes Eneterprises, Inc.*                            1,465,128
                                                              $4,946,945
          Research & Consulting Services - 1.5 %
64,500    Equifax, Inc. *                                     $1,386,750
113,000   Resources Connection, Inc. * (b)                     1,553,750
93,900    School Specialty, Inc. * (b)                         1,321,173
                                                              $4,261,673
          Total Commercial Services & Supplies                $15,518,208
          Consumer Durables & Apparel - 2.9 %
          Apparel, Accessories & Luxury Goods - 0.7 %
44,500    Columbia Sportswear Co. (b)                         $1,206,840
66,600    True Religion Apparel, Inc. * (b)                     680,652
                                                              $1,887,492
          Footwear - 1.8 %
99,700    Steven Madden, Ltd. *                               $1,617,134
178,700   The Timberland Co. *                                 2,010,375
98,700    Wolverine World Wide, Inc. (b)                       1,496,292
                                                              $5,123,801
          Household Appliances - 0.4 %
101,200   Helen of Troy, Ltd. *                               $1,016,048
          Total Consumer Durables & Apparel                   $8,027,341
          Consumer Services - 4.1 %
          Education Services - 1.0 %
37,900    American Public Education, Inc. * (b)               $1,415,565
28,900    DeVry, Inc.                                          1,501,355
                                                              $2,916,920
          Leisure Facilities - 0.4 %
63,100    Vail Resorts, Inc. * (b)                            $1,191,328
          Restaurants - 0.9 %
107,900   Papa John's International, Inc. *                   $2,389,985
          Specialized Consumer Services - 1.8 %
42,200    Matthews Intl Corp.                                 $1,466,028
118,900   Regis Corp. (b)                                      1,498,140
76,900    Steiner Leisure, Ltd. *                              1,938,649
                                                              $4,902,817
          Total Consumer Services                             $11,401,050
          Media - 0.4 %
          Movies & Entertainment - 0.4 %
38,200    Marvel Entertainment, Inc. * (b)                    $ 987,852
          Total Media                                         $ 987,852
          Retailing - 3.9 %
          Apparel Retail - 2.8 %
142,800   Charlotte Russe, Inc. * (b)                         $ 751,128
80,200    Children's Place Retail Stores, Inc. * (b)           1,466,056
31,200    Gymboree Corp. *                                      802,464
71,800    The Buckle, Inc. * (b)                               1,703,814
298,800   The Finish Line, Inc.                                1,240,020
764,900   Wet Seal, Inc. *                                     1,912,250
                                                              $7,875,732
          General Merchandise Stores - 0.5 %
162,700   Fred's, Inc. * (b)                                  $1,498,467
          Specialty Stores - 0.6 %
127,500   Jo-Ann Stores, Inc. * (b)                           $1,535,100
          Total Retailing                                     $10,909,299
          Food & Drug Retailing - 0.4 %
          Food Retail - 0.4 %
268,000   The Great Atlantic & Pacific Tea Co., Inc. * (b)    $1,090,760
          Total Food & Drug Retailing                         $1,090,760
          Food Beverage & Tobacco - 1.3 %
          Agricultural Products - 0.4 %
303,400   Darling International, Inc. *                       $1,313,722
          Packaged Foods & Meats - 0.9 %
65,400    Cal-Maine Foods, Inc. (b)                           $1,457,112
16,400    Ralcorp Holdings, Inc. * (b)                          993,840
                                                              $2,450,952
          Total Food Beverage & Tobacco                       $3,764,674
          Household & Personal Products - 1.2 %
          Personal Products - 1.2 %
11,000    Chattem, Inc. * (b)                                 $ 697,730
94,100    Herbalife, Ltd.                                      1,283,524
155,700   Nu Skin Enterprises, Inc.                            1,463,580
                                                              $3,444,834
          Total Household & Personal Products                 $3,444,834
          Health Care Equipment & Services - 8.4 %
          Health Care Equipment - 3.5 %
159,500   American Medical Systems Holdings *                 $1,650,825
248,600   ArthroCare Corp. * (b)                                907,390
190,000   Cryolife, Inc. *                                      959,500
135,600   Cyberonics * (b)                                     1,823,820
105,900   Kensey Nash Corp. *                                  2,018,454
46,300    Somanetics Corp. *                                    564,397
75,200    Steris Corp.                                         1,734,112
                                                              $9,658,498
          Health Care Facilities - 1.4 %
79,800    Amsurg Corp. * (b)                                  $1,246,476
76,900    Sun Healthcare Group. *                               687,486
95,900    VCA Antech, Inc. * (b)                               1,993,761
                                                              $3,927,723
          Health Care Services - 2.9 %
39,000    Air Methods Corp *                                  $ 650,910
36,600    Amedisys, Inc. * (b)                                 1,197,186
46,100    Chemed Corp.                                         1,835,241
37,500    DaVita, Inc. *                                       1,759,500
63,900    Gentiva Health Services *                            1,107,387
30,700    Landauer, Inc.                                       1,535,307
                                                              $8,085,531
          Health Care Technology - 0.4 %
153,900   Omnicell, Inc. *                                    $1,105,002
          Managed Health Care - 0.2 %
96,600    Universal American Corp. *                          $ 648,186
          Total Health Care Equipment & Services              $23,424,940
          Pharmaceuticals & Biotechnology - 9.3 %
          Biotechnology - 5.0 %
167,100   Alkermes, Inc. *                                    $1,684,368
131,100   BioMarin Pharmaceutical, Inc. * (b)                  1,573,200
147,000   Celera Corp. * (b)                                    945,210
64,075    Cubist Pharmaceuticals, Inc. * (b)                    910,506
91,100    CV Therapeutics, Inc. *                              1,457,600
78,000    Emergent Biosolution * (b)                           1,506,180
138,000   Enzon, Inc. * (b)                                     730,020
23,500    Myriad Genetics, Inc. * (b)                          1,852,975
50,500    Onyx Pharmaceuticals, Inc. *                         1,514,495
28,100    United Therapeutics Corp. * (b)                      1,885,791
                                                              $14,060,345
          Life Sciences Tools & Services - 1.4 %
535,900   Affymetrix, Inc. * (b)                              $1,141,467
52,200    Luminex Corp. * (b)                                   866,520
215,400   Parexel International Corp. *                        1,975,218
                                                              $3,983,205
          Pharmaceuticals - 2.9 %
76,800    Endo Pharmaceuticals Holdings, Inc. * (b)           $1,457,664
49,900    Medicis Pharmaceutical Corp. (b)                      562,872
134,800   Par Pharmaceutical Co., Inc. *                       1,795,536
190,000   Salix Pharmaceuticals, Ltd. * (b)                    1,415,500
111,700   The Medicines Co. *                                  1,370,559
85,200    Valeant Pharmaceuticals International * (b)          1,482,480
                                                              $8,084,611
          Total Pharmaceuticals & Biotechnology               $26,128,161
          Banks - 5.7 %
          Regional Banks - 5.2 %
45,200    Bank of Hawaii Corp.                                $1,448,208
45,400    BOK Financial Corp. (b)                              1,366,540
311,950   Cardinal Financial Corp.                             1,778,115
81,000    Community Bank System, Inc. *                        1,385,910
168,300   CVB Financial Corp. * (b)                            1,181,466
93,100    FirstMerit Corp.                                     1,369,501
67,400    Prosperity Bancshares, Inc. (b)                      1,720,048
311,475   Sterling Bancshares, Inc. (b)                        1,697,539
72,000    SVB Financial Group * (b)                            1,177,200
150,300   Texas Capital Bancshares, Inc. *                     1,463,922
                                                              $14,588,449
          Thrifts & Mortgage Finance - 0.5 %
141,900   Dime Community Bancs                                $1,399,134
          Total Banks                                         $15,987,583
          Diversified Financials - 2.7 %
          Asset Management & Custody Banks - 0.6 %
84,800    Federated Investors, Inc. *                         $1,599,328
          Consumer Finance - 0.4 %
109,600   Ezcorp, Inc. *                                      $1,126,688
          Investment Banking & Brokerage - 1.4 %
114,200   Knight Capital Group, Inc. *                        $2,008,778
110,400   OptionsXpress Holdings, Inc. *                       1,089,648
50,500    SWS Group, Inc.                                       685,285
                                                              $3,783,711
          Specialized Finance - 0.3 %
55,125    Life Partners Holdings * (b)                        $ 943,189
          Total Diversified Financials                        $7,452,916
          Insurance - 3.9 %
          Insurance Brokers - 0.2 %
248,800   National Financial Partners Corp. *                 $ 619,512
          Property & Casualty Insurance - 2.7 %
192,400   Amtrust Financial Services (b)                      $1,612,312
73,200    Aspen Insurnace Holdings, Ltd.                       1,595,028
164,800   Assured Guaranty, Ltd. (b)                            728,416
117,000   Employers Holdings, Inc. * (b)                       1,123,200
40,600    Safety Insurance Group                               1,269,562
61,400    Tower Group, Inc. (b)                                1,251,946
                                                              $7,580,464
          Reinsurance - 1.0 %
48,600    IPC Holdings, Ltd. (b)                              $1,234,926
51,500    Platinum Underwriter Holdings, Ltd. (b)              1,444,060
                                                              $2,678,986
          Total Insurance                                     $10,878,962
          Real Estate - 3.8 %
          Diversified Real Estate Investment Trusts - 0.3 %
56,900 Washington Real Estate Investment Trust (REIT) (b) $ 975,835 Office Real Estate Investment Trusts - 1.1 %
75,061    BioMed Property Trust, Inc.                         $ 640,270
54,300    Corporate Office Properties                          1,357,500
58,600    Highwoods Properties, Inc.                           1,106,954
                                                              $3,104,724
          Residential Real Estate Investment Trusts - 0.3 %
38,300    Home Properties, Inc. * (b)                         $1,016,482
          Retail Real Estate Investment Trusts - 1.5 %
6,100     Alexander's, Inc. (b)                               $ 856,440
90,800    Equity One, Inc. (b)                                 1,015,144
87,400    National Retail Properties (b)                       1,255,938
68,400    Realty Income Corp. (b)                              1,199,052
                                                              $4,326,574
          Specialized Real Estate Investment Trusts - 0.4 %
90,000    Senior Housing Properties Trust (b)                 $1,135,800
          Total Real Estate                                   $10,559,415
          Software & Services - 10.6 %
          Application Software - 4.1 %
41,300    Ansys, Inc. * (b)                                   $ 833,021
202,800   Mentor Graphics Corp. * (b)                           898,404
43,700    MicroStrategy, Inc. *                                1,596,361
194,800   Netscout Systems, Inc. *                             2,573,308
98,600    Parametric Technology Corp. *                         802,604
130,100   Quest Software, Inc. *                               1,470,130
87,400    Synopsys, Inc. *                                     1,628,262
323,700   TIBCO Software, Inc. * (b)                           1,563,471
                                                              $11,365,561
          Internet Software & Services - 2.3 %
201,692   DivX, Inc. *                                        $ 933,834
239,800   Earthlink, Inc. * (b)                                1,510,740
94,200    J2 Global Communications, Inc. *                     1,764,366
418,700   RealNetworks, Inc. *                                  963,010
280,300   United Online, Inc.                                  1,306,198
                                                              $6,478,148
          It Consulting & Other Services - 0.2 %
39,800    Forrester Research, Inc. * (b)                      $ 729,932
          Systems Software - 4.0 %
142,000   Commvault Systems, Inc. *                           $1,552,060
230,300   Double - Take Software, Inc. *                       1,593,676
130,300   Macrovision Corp. *                                  2,049,619
106,900   Progress Software Corp. *                            1,703,986
90,275    Sybase, Inc. * (b)                                   2,453,675
239,300   Wind River Systems, Inc. *                           1,806,715
                                                              $11,159,731
          Total Software & Services                           $29,733,372
          Technology Hardware & Equipment - 7.4 %
          Communications Equipment - 5.2 %
432,200   Acme Packet, Inc. *                                 $1,897,358
119,000   Adtran, Inc. (b)                                     1,718,360
218,400   Arris Group, Inc. *                                  1,336,608
166,100   Blue Coat Systems, Inc. * (b)                        1,823,778
333,300   Harmonic, Inc. *                                     1,813,152
193,700   Infinera Corp. * (b)                                 1,394,640
62,900    Interdigital, Inc. *                                 1,848,002
58,100    Neutral Tandem, Inc. *                               1,159,095
135,200   Tekelec * (b)                                        1,657,552
                                                              $14,648,545
          Computer Storage & Peripherals - 0.4 %
59,700    Lexmark International Group, Inc. *                 $1,023,258
          Electronic Components - 0.1 %
239,300   Technitrol, Inc.                                    $ 308,697
          Electronic Manufacturing Services - 0.4 %
227,300   TTM Technologies, Inc. * (b)                        $1,047,853
          Technology Distributors - 1.3 %
41,200    Anixter International, Inc. * (b)                   $1,211,692
350,900   Brightpoint, Inc. * (b)                              1,375,528
76,300    Scansource, Inc. *                                   1,210,881
                                                              $3,798,101
          Total Technology Hardware & Equipment               $20,826,454
          Semiconductors - 3.3 %
          Semiconductor Equipment - 0.6 %
246,000   Amkor Technology, Inc. * (b)                        $ 420,660
122,000   Brooks Automation, Inc. *                             522,160
50,500    MKS Instruments, Inc. *                               635,795
                                                              $1,578,615
          Semiconductors - 2.7 %
588,200   Anadigics, Inc. * (b)                               $ 952,884
427,400   Applied Micro Circuits Corp. * (b)                   1,542,914
250,300   Omnivision Technologies *                            1,699,537
120,100   Sigma Designs, Inc. * (b)                            1,647,772
324,600   Zoran Corp. *                                        1,687,920
                                                              $7,531,027
          Total Semiconductors                                $9,109,642
          Telecommunication Services - 1.1 %
          Integrated Telecommunication Services - 0.3 %
36,900    Ntelos Holdings Corp.                               $ 707,373
          Wireless Telecommunication Services - 0.8 %
152,800   Syniverse Holdings Inc. *                           $2,311,864
          Total Telecommunication Services                    $3,019,237
          Utilities - 3.4 %
          Electric Utilities - 1.8 %
41,900    ITC Holdings Corp. (b)                              $1,547,367
116,500   Portland General Electric Co.                        1,912,930
90,700    Western Resources Inc.                               1,532,830
                                                              $4,993,127
          Gas Utilities - 0.5 %
55,700    Energen Corp.                                       $1,492,760
          Independent Power Producer & Energy Traders - 0.5 %
55,100    Ormat Technologies, Inc. (b)                        $1,415,519
          Multi-Utilities - 0.6 %
64,900    Alliant Energy Corp.                                $1,501,135
          Total Utilities                                     $9,402,541
          TOTAL COMMON STOCKS
          (Cost  $444,137,850)                               $267,594,030

          Exchange Traded Funds - 1.1 %
          Real Estate - 1.1 %
          Diversified Real Estate Invsetment Trusts - 1.1 %
39,100    DJ Wilshire Reit ETF (b)                            $1,017,773
41,561    iShare Dow Jones U.S. Real Estate Index Fund (b)     1,045,675
35,900    iShares Cohen & Steers Realty Majors Index Fund       987,968
                                                              $3,051,416
          TOTAL EXCHANGE TRADED FUNDS
          (Cost  $11,019,853)                                 $3,051,416

          Temporary Cash Investments - 25.4 %
          Repurchase Agreement - 2.9 %
8,000,000 JPMorgan, 0.27%, dated 2/27/09, repurchase price of
          $8,000,000 plus accrued interest on 3/2/09 collateralized
          by $8,130,425 Federal National Mortgage Association,
          5.0-5.5%, 3/1/38-5/1/38                             $8,000,000

          Securities Lending Collateral  - 22.5%
          Certificates of Deposit:
 $1,494,36Abbey National Plc, 2.52%, 8/13/09                  $1,494,363
1,494,255 Bank of Nova Scotia, 1.58%, 5/5/09                   1,494,255
2,389,181 Bank of Scotland NY, 1.44%, 6/5/09                   2,389,181
2,689,853 Barclays Bank, 1.2%, 5/27/09                         2,689,853
2,988,726 CBA, 1.31%, 7/16/09                                  2,988,726
2,689,853 DNB NOR Bank ASA NY, 2.41%, 6/5/09                   2,689,853
2,737,673 Intesa SanPaolo S.p.A., 1.1%, 5/22/09                2,737,673
173,250   NORDEA NY, 0.44%, 4/9/09                              173,250
2,241,544 Royal Bank of Canada NY, 1.44%, 8/7/09               2,241,544
1,494,363 Royal Bank of Scotland, 2.45%, 3/5/09                1,494,363
2,988,726 Societe Generale, 2.62%, 9/4/09                      2,988,726
2,689,853 Svenska Bank NY, 1.73%, 7/8/09                       2,689,853
2,988,726 U.S. Bank NA, 1.35%, 8/24/09                         2,988,726
                                                              $29,060,365
          Commercial Paper:
284,944   BBVA U.S., 2.11%, 3/12/09                           $ 284,944
2,988,726 Monumental Global Funding, Ltd., 1.64%, 8/17/09      2,988,726
1,494,363 CME Group, Inc., 1.44%, 8/6/09                       1,494,363
1,494,329 General Electric Capital Corp., 1.96%, 3/16/09       1,494,329
2,934,929 American Honda Finance Corp., 1.29%, 7/14/09         2,934,929
2,988,726 HSBC Bank, Inc., 1.64%, 8/14/09                      2,988,726
747,181   IBM, 1.47%, 9/25/09                                   747,181
2,689,853 Met Life Global Funding, 2.47%, 6/12/09              2,689,853
2,689,853 New York Life Global, 2.31%, 9/4/09                  2,689,853
2,540,417 Westpac Banking Corp., 1.00%, 6/1/09                 2,540,417
                                                              $20,853,320
          Tri-party Repurchase Agreements:
2,988,726 Deutsche Bank, 0.27%, 3/2/09                        $2,988,726
5,977,451 Merrill Lynch, 0.27%, 3/2/09                         5,977,451
1,127,108 Barclays Capital Markets, 0.25%, 3/2/09              1,127,108
                                                              $10,093,285
          Money Market Mutual Fund:
2,988,726 JP Morgan, U.S. Government Money Market Fund        $2,988,726

                                                              $62,995,696
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $70,995,696)                                 $70,995,696

          TOTAL INVESTMENT IN SECURITIES - 122.1%
          (Cost  $526,153,399)                                $341,641,142

          OTHER ASSETS AND LIABILITIES - (22.1)%             $(61,911,322)

          TOTAL NET ASSETS - 100.0%                           $279,729,820

(A.D.R.)  American Depositary Receipt.

*         Non-income producing security.

(a) At February 28, 2009, the net unrealized loss on investments based on cost for federal Inc.ome tax purposes of $526,153,399 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost  $8,878,838

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value   (193,391,095)

          Net unrealized loss                                 $(184,512,257)

(b)       At February 28, 2009, the following securities were out on loan:

Shares    Description                                            Value
47,700    Acuity Brands, Inc.                                 $1,093,284
2,400     Adtran, Inc.                                           34,656
102,000   Affymetrix, Inc. *                                    217,260
1,800     Alexander's, Inc.                                     252,720
36,200    Amedisys, Inc. *                                     1,184,102
2,000     American Public Education, Inc. *                      74,700
20,700    Amkor Technology, Inc. *                               35,397
8,400     Amsurg Corp. *                                        131,208
15,000    Amtrust Financial Services                            125,700
433,000   Anadigics, Inc. *                                     701,460
5,700     Anixter International, Inc. *                         167,637
2,900     Ansys, Inc. *                                          58,493
80,000    Applied Industrial Technologies, Inc.                1,289,600
8,800     Applied Micro Circuits Corp. *                         31,768
153,600   ArthroCare Corp. *                                    560,640
75,000    Assured Guaranty, Ltd.                                331,500
37,900    Basic Energy Services, Inc. *                         239,149
117,000   BioMarin Pharmaceutical, Inc. *                       454,800
15,600    Blue Coat Systems, Inc. *                            1,284,660
25,000    BOK Financial Corp.                                   469,560
128,962   Brightpoint, Inc. *                                    98,000
64,700    Cal-Maine Foods, Inc.                                2,873,273
9,000     Callon Petroleum Co. *                                 77,640
69,000    Celera Corp. *                                         57,870
50,700    Charlotte Russe, Inc. *                               362,940
1,800     Chattem, Inc. *                                      3,215,901
16,000    Children's Place Retail Stores, Inc. *                 32,904
11,200    Clayton Williams Energy, Inc. *                       400,960
44,000    Columbia Sportswear Co.                               303,744
36,400    Complete Production Services *                        134,200
17,000    Copart, Inc. *                                        983,528
22,600    Cubist Pharmaceuticals, Inc. *                        241,570
21,100    CVB Financial Corp. *                                 158,652
76,100    Cyberonics *                                          283,795
100       DJ Wilshire Reit ETF                                 1,980,883
138,000   Earthlink, Inc. *                                       630
25,500    Emergent Biosolution *                               2,664,780
3,000     Employers Holdings, Inc. *                            244,800
1,500     Endo Pharmaceuticals Holdings, Inc. *                  56,940
163,200   EnerNoc, Inc. *                                        16,620
64,800    Enpro Industries, Inc. *                             2,684,640
84,600    Enzon, Inc. *                                         342,792
89,800    Equity One, Inc.                                      945,828
23,800    Forrester Research, Inc. *                           1,646,932
1,600     Fred's, Inc. *                                        219,198
27,100    Graham Corp. *                                         13,120
93,200    The Great Atlantic & Pacific Tea Co., Inc. *          110,297
20,200    H&E Equipment Services *                              479,048
65,000    Hni Corp.                                             198,162
4,700     Home Properties, Inc. *                              1,725,100
17,400    Hubbell, Inc. (Class B)                               123,704
108,400   Infinera Corp. *                                      125,280
20,000    Insteel Industries, Inc.                              682,920
30,500    IPC Holdings, Ltd.                                    508,200
31,100    iShare Dow Jones U.S. Real Estate Index Fund          767,380
2,000     ITC Holdings Corp.                                   1,148,523
9,000     Jo-Ann Stores, Inc. *                                  24,080
43,700    Life Partners Holdings *                              153,990
39,300    Lincoln Electric Holdings                            1,342,901
950       Luminex Corp. *                                       652,380
34,900    Marvel Entertainment, Inc. *                           24,567
151,000   McMoRan Exploration Co. *                             160,191
12,000    Medicis Pharmaceutical Corp.                         1,703,280
17,000    Mentor Graphics Corp. *                                53,160
14,880    Myriad Genetics, Inc. *                              1,340,450
75,900    National Retail Properties                            213,826
9,000     Ormat Technologies, Inc.                             1,949,871
50,900    Platinum Underwriter Holdings, Ltd.                   252,360
40,400    Prosperity Bancshares, Inc.                          1,298,968
1,900     Ralcorp Holdings, Inc. *                             2,448,240
67,700    Realty Income Corp.                                    33,307
109,300   Regis Corp.                                           853,020
18,400    Reliance Steel & Aluminum                            2,600,247
53,000    Resources Connection, Inc. *                          253,000
11,600    Robbins & Myers, Inc.                                 854,890
5,000     Rollins, Inc.                                         183,280
84,200    Salix Pharmaceuticals, Ltd. *                          37,250
71,200    School Specialty, Inc. *                             1,184,694
70,000    Senior Housing Properties Trust                       898,544
92,100    Sigma Designs, Inc. *                                 960,400
6,000     Sterling Bancshares, Inc.                             501,945
50,000    Stone Energy Corp. *                                   23,760
41,400    SVB Financial Group *                                 817,500
87,800    Sybase, Inc. *                                       1,125,252
62,500    Tal International Group, Inc.                         654,988
4,300     Tekelec *                                             766,250
48,600    Terra Industries Inc.                                 110,897
71,080    The Buckle, Inc. *                                   1,153,278
10,000    TIBCO Software, Inc. *                                343,316
55,000    Tower Group, Inc.                                     203,900
36,900    True Religion Apparel, Inc. *                         562,100
217,700   TTM Technologies, Inc. *                              170,109
10,000    United Therapeutics Corp. *                          14,609,847
168,800   VAALCO Energy, Inc. *                                  57,000
60,100    Vail Resorts, Inc. *                                 3,186,944
80,000    Valeant Pharmaceuticals International *              1,045,740
61,200    VCA Antech, Inc. *                                   1,663,200
55,300    Washington Real Estate Investment Trust (REIT)       1,049,580
31,000    Wolverine World Wide, Inc.                            838,348
1,400     Worthington Industries, Inc.                           11,480
          Total                                               $83,021,379


(c)       Security lending collateral is managed by Credit Suisse.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs                                             Investments
                                                            in Securities
Level 1 - Quoted Prices                                      $270,645,446
Level 2 - Other Significant Observable Inputs                  70,995,696
Level 3 - Significant Unobservable Inputs				0
Total                                                        $341,641,142


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.